LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
LOSS PER SHARE

24.    LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended
	December 31,
	2016	2017	2018
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(913,477)	(369,161)	(24,418)	(3,551)

Denominator:
Number of shares outstanding, opening	400,165,607	421,522,374	425,150,082	425,150,082
Weighted average number of shares issued	20,702,130	4,067,372	1,659,485	1,659,485
Weighted average number of shares repurchased	(12,678,015)	—	—	—
Weighted-average number of shares outstanding – Basic and diluted	408,189,722	425,589,746	426,809,567	426,809,567
Loss per share
-Basic and diluted	(2.24)	(0.87)	(0.06)	(0.01)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2016, 2017 and 2018 as their effects would be anti-dilutive.

During the years ended December 2016, 2017 and 2018, the Company issued 23,000,000, nil and nil treasury stock to its share depositary bank which will be used to settle share option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of share option awards will be returned to the Company.

During 2018, treasury stock was used to settle 1,096,896 units of share options and 2,040,736 units of restricted share units vested (2017: exercise of restricted share units vested 3,627,709,  2016: exercise of share options 1,325,241 and restricted share units vested 33,762,181).